Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010		Mar. 31, 2010 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]	Dec. 31, 2012 Foreign Currency Translation [Member]		Dec. 31, 2011 Foreign Currency Translation [Member]	Dec. 31, 2010 Foreign Currency Translation [Member]	Mar. 31, 2012 Actuarial (Loss) Gain on Post-retirement Benefits [Member]	Dec. 31, 2012 Actuarial (Loss) Gain on Post-retirement Benefits [Member]		Dec. 31, 2011 Actuarial (Loss) Gain on Post-retirement Benefits [Member]	Dec. 31, 2010 Actuarial (Loss) Gain on Post-retirement Benefits [Member]		Dec. 31, 2012 Prior Service Cost on Post-retirement Benefits [Member]		Dec. 31, 2010 Prior Service Cost on Post-retirement Benefits [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Currency translation adjustment, tax	$ 0.9	$ (0.7)	$ 3.2	$ 0.7	$ 1.0		$ 1.8	$ 0				$ 1.0		$ 1.8
Amortization of pension related costs, tax benefit	(0.2)	(0.2)	(0.9)	(0.7)	(1.0)		(2.0)	0											(2.0)
Pension re-measurement, tax					7.2		30.1	0									7.2		30.1
Unrecognized loss on Interest Rate Swap					0		0	(1.7)	[1]	0.8					[1]						[1]			[1]
Net settlement payment on Interest Rate Swap											0.9
Pension curtailment gain					0.2	[2]	0	1.5	[3]				[2]		[3]		0.1	[2]		1.5	[3]	0.1	[2]	[3]
Decrease in pension liabilities due to curtailment					1.7
Curtailment gain					1.5
Reclassification adjustment related to deferred taxes on amortization of actuarial losses																$ 2.0

[1]	Amounts related to "Deferred Loss - Hedging" in 2010 represent (1) the reclassification of an unrecognized loss of $0.8 million on the 2008 Interest Rate Swap prior to its expiration in April 2010 from Accumulated Other Comprehensive Loss into earnings due to the discontinuance of hedge accounting as a result of the 2010 refinancing of the 2006 bank term loan facility (see Note 12, "Financial Instruments") and (2) the reversal of amounts recorded in Accumulated Other Comprehensive Loss pertaining to the net settlement payment of $0.9 million on the 2008 Interest Rate Swap.
[2]	As a result of the September 2012 Program, the Company recognized a curtailment gain of $1.7 million, partially offset by $0.1 million of accumulated actuarial losses and $0.1 million of prior service costs previously reported within Accumulated Other Comprehensive Loss, for a net gain of $1.5 million, which was recorded within restructuring charges for the year ended December 31, 2012. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").
[3]	The Company recognized a $1.5 million curtailment gain in 2010, primarily in connection with the amendments to its Canadian defined benefit pension plan in 2010, which reduced pension liability and was recorded as an offset against the net actuarial losses previously reported within Accumulated Other Comprehensive Loss. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").